SEGMENT INFORMATION (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)
Segment Reporting [Abstract]
Number of operating segments	1
Number of reportable segment	1
Segment asset | $	$ 2,565,540	$ 1,505,333